Stockholders' Equity (Details 4) (Restricted Stock [Member], USD $)	0 Months Ended	1 Months Ended	12 Months Ended
	Nov. 15, 2012	Dec. 31, 2012	Dec. 31, 2012
Restricted Stock [Member]
Total Number of Shares Purchased	218,163	18,870	237,033
Average Price Paid per Share (in dollars per share)	$ 3.00	$ 3.00	$ 3.00
Number of Shares Purchased as Part of Publically Announced Plan	0	0	0
Fair value of re-purchased shares	$ 654,000	$ 56,000	$ 710,000